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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

__________________

FORM 10-D

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 or 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the distribution period from September 29, 2007 to October 15, 2007.

Commission File Number of issuing entity: 333-136003-01

College Loan Corporation Trust II
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-136003

College Loan LLC
(Exact name of depositor as specified in its charter)

College Loan Corporation
(Exact name of sponsor as specified in its charter)

Delaware	45-6110137
(State or other jurisdiction of incorporation or organization of the issuing entity)	(I.R.S. employer identification number)

14303 Gateway Place, Poway, California 92064
(Address of principal executive offices of the issuing entity) (Zip Code)

(888) 972-6311
(Telephone number, including area code)

Not Applicable
(Former name or former address, if changed since last report.)

Registered/reporting pursuant to (check one)

Title of class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
Series 2007-1	□	□	√	□

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.

Yes √    No □

PART I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

See the monthly statement attached as Exhibit 99.1 hereto distributed to the Indenture Trustee on behalf of holders of College Loan Corporation Trust II, Student Loan Asset-Backed Notes.

PART II - OTHER INFORMATION

Item 9. Exhibits.

(a) 99.1 Monthly statement distributed to the Indenture Trustee on behalf of holders of College Loan Corporation Trust II, Student Loan Asset-Backed Notes.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

College Loan LLC, as Depositor, by College Loan Corporation, as Sole Economic Member

Dated: October 15, 2007	By: /s/Elizabeth Wood
	Name:	Elizabeth Wood
	Title:	CFO

EXHIBIT INDEX

Exhibit Number	Description
99.1	Monthly statement distributed to the Indenture Trustee on behalf of holders of College Loan Corporation Trust II, Student Loan Asset-Backed Notes.

College Loan Corporation Trust II Series 2007-1
Statement to Note Holders
As of and for the collection period ended: 08/31/2007
and the distribution period September 29, 2007 through October 15, 2007

Pursuant to section 11.03 of the Trust Indenture, the following is provided to the trustee by the issuer. The information shown below has not been independently verified, however it is believed to be accurate to the best of the issuer’s knowledge.

(a)
the amount of payments with respect to each series of Notes paid with respect to principal between September 29, 2007 and October 15, 2007 made to the holder of record on the day prior to the applicable payment date. Specific payment dates listed below;

Series	Class	Principal Paid	Payment Date	Determination Date
2007-1	A-1	$0
2007-1	A-2	$0
2007-1	A-3	$0
2007-1	A-4	$0
2007-1	A-5	$0
2007-1	A-6	$5,975,000	10/11/07	09/25/07
2007-1	A-7	$0
2007-1	A-8	$0
2007-1	A-9	$0
2007-1	A-10	$0
2007-1	A-11	$0
2007-1	A-12	$0
2007-1	A-13	$0
2007-1	A-14	$0
2007-1	B-1	$0
2007-1	B-2	$0
2007-1	B-3	$0
2007-1	B-4	$0

(b)
the amount of payments with respect to each series of Notes paid with respect to interest between September 29, 2007 and October 15, 2007 made to the holder of record on the day prior to the applicable payment date. Specific payment dates listed below;

Series	Class	Interest Paid	Payment Date	Determination Date
2007-1	A-1
2007-1	A-2
2007-1	A-3
2007-1	A-4	$158,732	10/09/07	09/25/07
2007-1	A-5	$343,015	10/10/07	09/25/07
2007-1	A-6	$365,340	10/11/07	09/25/07
2007-1	A-7	$365,340	10/12/07	09/25/07
2007-1	A-8
2007-1	A-9
2007-1	A-10
2007-1	A-11
2007-1	A-12
2007-1	A-13

2007-1	A-14
2007-1	B-1	$126,580	10/09/07	09/25/07
2007-1	B-2	$134,250	10/10/07	09/25/07
2007-1	B-3	$133,290	10/11/07	09/25/07
2007-1	B-4	$129,450	10/12/07	09/25/07

(c)	the amount of the payments allocable to any interest that was carried over together with the amount of any remaining outstanding interest that was carried over;

Carry over amounts  $0

(d)	the principal balance of Financed Student Loans as of the close of business on the last day of August 2007;

Principal Balance of Financed Student Loans $1,362,981,838

(e)
the aggregate outstanding principal amount of the Notes of each series as of the close of business on October 15th, after giving effect to payments allocated to principal reported under paragraph (a) above;

Series	Class	Outstanding Balance
2007-1	A-1	$ 200,000,000
2007-1	A-2	$ 278,000,000
2007-1	A-3	$ 222,000,000
2007-1	A-4	$ 33,375,000
2007-1	A-5	$ 73,300,000
2007-1	A-6	$ 69,025,000
2007-1	A-7	$ 75,000,000
2007-1	A-8	$ 41,625,000
2007-1	A-9	$ 75,000,000
2007-1	A-10	$ 75,000,000
2007-1	A-11	$ 70,800,000
2007-1	A-12	$ -
2007-1	A-13	$ -
2007-1	A-14	$ 200,000,000
2007-1	B-1	$ 25,000,000
2007-1	B-2	$ 25,000,000
2007-1	B-3	$ 25,000,000
2007-1	B-4	$ 25,000,000

(f)	the weighted average interest rate for any series of variable rate Notes between September 29th and October 15th, indicating how such interest rate is calculated;

Series	Class	Weighted Average Interest Rate	Interest Calculation
2007-1	A-4	5.912%	28-Day Auction Rate
2007-1	A-5	5.888%	28-Day Auction Rate
2007-1	A-6	6.198%	28-Day Auction Rate
2007-1	A-7	6.221%	28-Day Auction Rate

2007-1	A-8	6.350%	28-Day Auction Rate
2007-1	A-9	6.350%	28-Day Auction Rate
2007-1	A-10	6.250%	28-Day Auction Rate
2007-1	A-11	6.300%	28-Day Auction Rate
2007-1	A-12	n/a	28-Day Auction Rate
2007-1	A-13	n/a	28-Day Auction Rate
2007-1	B-1	6.559%	28-Day Auction Rate
2007-1	B-2	6.859%	28-Day Auction Rate
2007-1	B-3	6.671%	28-Day Auction Rate
2007-1	B-4	6.691%	28-Day Auction Rate

Series	Class	Weighted Average Libor Rate	Spread	Weighted Average Rate	Interest Calculation
2007-1	A-1	5.36000%	0.01000%	5.37000%	Floating Rate Note
2007-1	A-2	5.36000%	0.06000%	5.42000%	Floating Rate Note
2007-1	A-3	5.36000%	0.10000%	5.46000%	Floating Rate Note
2007-1	A-14	5.13125%	0.09500%	5.22625%	Reset Rate Note

(g)	principal balances associated with an interest rate distribution applicable to pool assets as of August 31, 2007;

Interest Rate Distribution	Principal Balance	%
0.00% - 2.99%	9,450,365	0.69%
3.00% - 3.99%	73,758,757	5.41%
4.00% - 4.99%	236,186,902	17.33%
5.00% - 5.99%	192,863,152	14.15%
6.00% - 6.99%	586,319,896	43.02%
7.00% - 7.99%	157,031,241	11.52%
8.00% - 8.99%	107,371,524	7.88%
9.00% - 9.99%	0.00	0.00%
9.99%+	0.00	0.00%

(h)	the amount of the master servicing fees allocated for payment to the master servicer as part of monthly waterfall distribution;

Servicing fees	$463,691
Allocation date	09/25/07

(i)
the amount of the Administration Fee, any auction agent fees, market agent fees, calculation agent fees, broker-dealer fees, fees paid to the Delaware Trustee, the Trustee, the Eligible Lender Trustee and the Back-Up Servicer, all paid or reserved for as part of the monthly waterfall distribution as of September 25, 2007;

Fee	Amount	Payment Date
Administration	$115,923	09/25/07
Auction Agent	$1,829	09/25/07
Market Agent	$0
Calculation Agent	$0
Broker-Dealer	$54,868	09/25/07
Delaware Trustee	$0

Trustee	$12,590	09/25/07
Eligible Lender Trustee	$0
Back-Up Servicer	$0

(j)	the amount of excess cash flow or excess spread and the disposition of excess cash flow based on the September 25, 2007 waterfall calculation;

Cash Availability	$35,814,992
Expense Totals	($1,376,544)
Interest Distribution Allocation	($3,963,449)
Scheduled Principal Distribution Allocation	($30,475,000)
Amounts Deposited to the Acquisition Fund	$0
Amount of excess cash flow or excess spread remaining in the Collection Fund	$0

Item	Amount

Total Disposition	$0

(k)	the amount of principal and interest received during August 2007 relating to Financed Student Loans;

Amount of principal and interest received  $36,423,784

(l)
the amount of the payment attributable to amounts in the Reserve Fund, the amount of any other withdrawals from the Reserve Fund and the balance of the Reserve Fund as of the close of business on the last day of August 2007;

Amount of payment attributable to amounts in the Reserve Fund	$0
Amount of any other withdrawals from the Reserve Fund	$0
Ending Balance of Reserve Fund	$7,857,440

(m)
the portion, if any, of the payments made on the Notes as described in sections (a) or (b) above between September 29, 2007 and October 15, 2007 attributable to amounts on deposit in the Acquisition Fund;

Payments from the Acquisition Fund  $0

(n)	the aggregate amount, if any, paid by the Trustee to acquire Student Loans from amounts on deposit in the Acquisition Fund during August 2007;

Amounts paid to acquire Student Loans  $181,447

(o)	the amount remaining in the Acquisition Fund that has not been used to acquire Student Loans and is being transferred to the Debt Service Fund;

Amounts remaining in the Acquisition Fund as of August 31, 2007  $1,759,289

Amounts in Acquisition fund transferred to the Debt Service Fund  $0

(p)	the aggregate amount, if any, paid for Financed Student Loans purchased from the Trust during August 2007;

Amounts paid for Financed Student Loans purchased from the Trust    $0

(q)
the number of borrowers and principal amount of Financed Student Loans, as of the close of business on the last day of August 2007, that are (i) 0 to 30 days delinquent, (ii) 31 to 60 days delinquent, (iii) 61 to 90 days delinquent, (iv) 91 to 120 days delinquent, (v) greater than 120 days delinquent and (vi) for which claims have been filed with the appropriate Guarantee Agency and which are awaiting payment;

		Borrowers	Amount
(i)	0 to 30 days delinquent	102,880	1,254,129,753
(ii)	31 to 60 days delinquent	2,824	38,558,522
(iii)	61 to 90 days delinquent	1,566	15,375,063
(iv)	91 to 120 days delinquent	1,231	10,288,056
(v)	> 120 days delinquent	6,213	37,894,802
(vi)	& claims filed	1,446	6,735,641
	Total	116,160	1,362,981,838

(r)	the Value of the Trust Estate as of the close of business on the last day of August 2007 and the Outstanding principal amount of the Notes as of the close of business on October 15th;

Value of the Trust Estate	$1,538,186,462

Outstanding Principal amount of the Notes	$1,513,125,000

(s)
the number of borrowers and percentage by dollar amount of (i) rejected federal reimbursement claims for Financed Student Loans, (ii) Financed Student Loans in forbearance, and (iii) Financed Student Loans in deferment as of the close of business on the last day of August 2007.

		Borrowers	Percentage
(i)	Outstanding rejected federal reimbursement claims	0	0%
(ii)	Financed Student Loans in forbearance	6,427	8.48%
(iii)	Financed Student Loans in deferment	7,224	9.03%

(t)	amount of pool assets at the beginning and ending of August 2007

Beginning Pool Assets	$1,389,097,684

Ending Pool Assets	$1,362,981,838

(u)	the weighted average interest rate of the pool assets as of August 31, 2007

Weighted Average Interest Rate 6.100%

(v)	the weighed average maturity, expressed in months, of the pool assets for as of August 31, 2007

Weighted Average Maturity    204

(w)	prepayment amounts received during the month of August 2007

Prepayments       $23,251,203.08